Total Equity - Non-Controlling Interests (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Profit (loss) attributed to non-controlling interests	[1]	€ 165	€ 26	€ (175)
Other SAP Entities [member]
Disclosure of reserves within equity [line items]
Profit (loss) attributed to non-controlling interests		€ 165	€ 26

[1]	from continuing and discontinued operations